Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Provision for income tax from continuing operations
The provision for income tax was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Current:
Federal	$ 92	$ 32	$ (3)
Deferred:
Federal	(130)	(38)	28
Provision for income tax expense (benefit)	$ (38)	$ (6)	$ 25

Income tax for continuing operations effective rate reconciliation
The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

	Years Ended December 31,
	2022	2021	2020
	(Dollars in millions)
Tax provision at statutory rate	$ (30)	$ (5)	$ 28
Tax effect of:
Resolution of prior years	(4)	—	—
Dividends received deduction	(2)	(1)	(2)
Change in uncertain tax benefits	(1)	—	—
Tax credits	(1)	(1)	(1)
Change in valuation allowance	—	1	—
Provision for income tax expense (benefit)	$ (38)	$ (6)	$ 25
Effective tax rate	26%	25%	19%

Components of deferred tax assets and liabilities
Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.
Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2022	2021
	(In millions)
Deferred income tax assets:
Net unrealized investment losses	$ 110	$ —
Net operating loss carryforwards	61	61
Investments, including derivatives	51	—
Tax credit carryforwards	8	7
Other	26	1
Total deferred income tax assets	256	69
Less: Valuation allowance	1	1
Total net deferred income tax assets	255	68
Deferred income tax liabilities:
DAC	51	45
Policyholder liabilities and receivables	35	44
Intangibles	1	1
Investments, including derivatives	—	49
Net unrealized investment gains	—	36
Total deferred income tax liabilities	87	175
Net deferred income tax asset (liability)	$ 168	$ (107)

Summary of Tax Credit Carryforwards
The following table sets forth the foreign tax credits available for carryforward for tax purposes at December 31, 2022.

Foreign Tax Credits Carryforwards
(In millions)
Expiration
2 023-2026	$ 1
2 027-2031	6
2 032-2036	1
2 037-2041	—
Indefinite	—
$ 8